COLUMBIA FUNDS VARIABLE INSURANCE TRUST

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES

(the “Fund”)

Supplement dated March 30, 2011 to the

Fund’s prospectuses dated April 29, 2010, as supplemented

1.	Effective March 30, 2011, the section of each prospectus for the Fund entitled “Columbia Small Cap Value Fund, Variable Series – Investment Advisor and Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Investment Advisor	Portfolio Managers

Columbia Management Investment Advisers, LLC	Stephen D. Barbaro, CFA Lead manager. Service with the Fund since 2002.

Jeremy H. Javidi, CFA Co-manager. Service with the Fund since 2005.

John S. Barrett, CFA Co-manager. Service with the Fund since 2011.

2.	Effective March 30, 2011, the table in the section of each prospectus for the Fund entitled “Management of the Fund – Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Stephen D. Barbaro, CFA
Lead manager. Service with the Fund since 2002.

Portfolio Manager of the Advisor. From 1976 until joining the Advisor in May 2010, Mr. Barbaro was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Barbaro began his investment career in 1971 and earned a B.A. from Brown University and an M.B.A. from Columbia University.

Jeremy H. Javidi, CFA
Co-manager. Service with the Fund since 2005.

Portfolio Manager of the Advisor. From 2000 until joining the Advisor in May 2010, Mr. Javidi was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Javidi began his investment career in 2000 and earned a B.A. from Tufts University.

John S. Barrett, CFA
Co-manager. Service with the Fund since 2011.

Portfolio Manager of the Advisor. From 2003 until joining the Advisor in May 2010, Mr. Barrett was associated with the Fund’s previous investment adviser as an investment professional. Mr. Barrett began his investment career in 1995 and earned a B.S. from the University of North Carolina and an M.B.A. from Boston College.

Shareholders should retain this Supplement for future reference.

C-1501-1 A (3/11)